Current and Long-Term Debt - 2016 credit facility (Details)	1 Months Ended
	Nov. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2016 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding				$ 2,767,193,000	$ 1,882,681,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 288,000,000.0
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000.0
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			140.00%
Debt outstanding				$ 196,000,000	$ 281,200,000
2016 Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 192,000,000.0
2016 Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 96,000,000.0
EBITDA To Interest Expense Ratio - Period One [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum			1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum			2.50
Consolidated Liquidity Requirement - Scenario One [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000
MR [Member] | Vessels [member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel			16
Repayment Period One [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount			$ 5,300,000
Repayment Period Two [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount			$ 4,600,000
London Interbank Offered Rate (LIBOR) [Member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.50%
STI Topaz, STI Ruby and STI Garnet [Member] | Vessels [member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 44,600,000
STI Amber [Member] | Vessels [member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 14,900,000